Income Taxes (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	$ (86,962)	$ (78,047)
Changes recorded on the statement of profit and loss	2,439	(3,963)
Changes recorded in other comprehensive income	(3,270)	1,346
Change as a result of business combinations	(6,750)
Translation differences	(2,638)	(6,298)
Balance of deferred tax asset (liability)	(97,181)	(86,962)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(95,674)	(82,805)
Changes recorded on the statement of profit and loss	(23,591)	(6,230)
Changes recorded in other comprehensive income	0	0
Change as a result of business combinations	(4,050)
Translation differences	(3,915)	(6,639)
Balance of deferred tax asset (liability)	(127,230)	(95,674)
Carryforward of losses and deductions for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	1,691	2,518
Changes recorded on the statement of profit and loss	106,643	(951)
Changes recorded in other comprehensive income	0	0
Change as a result of business combinations	2,882
Translation differences	1,126	124
Balance of deferred tax asset (liability)	112,342	1,691
Financial Instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	1,816	141
Changes recorded on the statement of profit and loss	49	212
Changes recorded in other comprehensive income	(423)	1,346
Change as a result of business combinations	(232)
Translation differences	50	117
Balance of deferred tax asset (liability)	1,260	1,816
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	5,205	2,099
Changes recorded on the statement of profit and loss	(80,662)	3,006
Changes recorded in other comprehensive income	(2,847)	0
Change as a result of business combinations	(5,350)
Translation differences	101	100
Balance of deferred tax asset (liability)	$ (83,553)	$ 5,205